Segment analysis	12 Months Ended
Dec. 31, 2019
Segment analysis
Segment analysis

3. Segment analysis

Following the Group’s announcement to combine Food & Specialty with Exal to form Trivium, the composition of the Group’s operating and reporting segments changed. Food & Specialty has been classified as a discontinued operation. This reflects the basis on which the Group performance is reviewed by management and presented to the Board, which has been identified as the Chief Operating Decision Maker (“CODM”) for the Group. The comparative amounts have been restated in accordance with the requirements of IFRS 8. The following are the Group’s four operating and reportable segments:

•	Metal Beverage Packaging Europe
•	Metal Beverage Packaging Americas
•	Glass Packaging Europe
•	Glass Packaging North America.

Reconciliation of (loss)/profit for the year to Adjusted EBITDA.
	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss from continuing operations	(284)	(292)	(126)
Income tax charge/(credit) (Note 6)	44	18	(77)
Net finance expense (Note 5)	659	479	638
Depreciation and amortization (Notes 9, 10)	652	599	583
Exceptional operating items (Note 4)	53	311	123
Share of post-tax loss in equity accounted joint venture (Note 12)	49	—	—
Adjusted EBITDA from continuing operations	1,173	1,115	1,141

Profit from discontinued operation (Note 25)	1,742	198	189
Income tax charge (Note 25)	19	26	37
Net finance expense (Note 5)	4	6	11
Depreciation and amortization (Notes 9, 10)	71	115	104
Exceptional operating items	(1,510)	18	26
Adjusted EBITDA from discontinued operation	326	363	367

Adjusted EBITDA	1,499	1,478	1,508

Performance of the business is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense, depreciation and amortization, exceptional operating items and share of profit or loss in equity accounted joint venture. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue and revenue with joint ventures are not material.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, other non‑current assets, inventories, contract assets, trade and other receivables and cash and cash equivalents. The accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in Note 2.

Segment results for the year ended December 31, 2019 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,556	1,816	1,613	1,675	6,660	2,003	8,663
Adjusted EBITDA	253	250	391	279	1,173	326	1,499
Capital expenditure	95	110	163	137	505	107	612
Segment assets (excluding Investment in material joint venture)	2,360	1,725	1,977	2,241	8,303	—	8,303

Segment results for the year ended December 31, 2018 are:

	che
	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,616	1,742	1,623	1,695	6,676	2,421	9,097
Adjusted EBITDA	270	230	358	257	1,115	363	1,478
Capital expenditure	103	79	151	134	467	108	575
Segment assets	2,274	1,549	1,916	2,197	7,936	2,378	10,314

Segment results for the year ended December 31, 2017 are:

	Metal	Metal
	Beverage	Beverage	Glass	Glass
	Packaging	Packaging	Packaging	Packaging	Continuing	Discontinued
	Europe	Americas	Europe	North America	Operations	Operation	Group
	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Revenue	1,535	1,529	1,549	1,777	6,390	2,206	8,596
Adjusted EBITDA	257	195	340	349	1,141	367	1,508
Capital expenditure	95	69	110	126	400	92	492
Segment assets	2,392	1,425	2,187	2,622	8,626	2,526	11,152

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

One customer accounted for greater than 10% of total revenue from continuing operations in 2019 (2018: none; 2017: one).

Total revenue from continuing operations and non‑current assets, excluding derivative financial instruments, taxes, pensions and goodwill arising on acquisitions, in countries which account for more than 10% of total revenue or non‑current assets, in the current or prior years presented, are as follows:

	Year ended December 31,
	2019	2018	2017
Revenue	$'m	$'m	$'m
U.S.	2,974	2,911	2,852
United Kingdom	736	778	702

	At December 31,
	2019	2018
Non-current assets	$'m	$'m
U.S.	2,100	2,190
Germany	713	847
United Kingdom	665	659

The revenue above is attributed to countries on a destination basis.

The Company is domiciled in Luxembourg. During the year the continuing operations had revenues of $2 million (2018: $2 million, 2017: $2 million) with customers in Luxembourg. Non‑current assets located in Luxembourg were $nil (2018: $nil).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2019:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,541	5	10	1,556
Metal Beverage Packaging Americas	2	1,419	395	1,816
Glass Packaging Europe	1,554	7	52	1,613
Glass Packaging North America	–	1,674	1	1,675
Continuing operations	3,097	3,105	458	6,660
Discontinued operation	1,480	389	134	2,003
Group	4,577	3,494	592	8,663

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2018:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Metal Beverage Packaging Europe	1,601	2	13	1,616
Metal Beverage Packaging Americas	1	1,339	402	1,742
Glass Packaging Europe	1,572	9	42	1,623
Glass Packaging North America	–	1,687	8	1,695
Continuing operations	3,174	3,037	465	6,676
Discontinued operation	1,795	447	179	2,421
Group	4,969	3,484	644	9,097